Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Current assets
Cash and cash equivalents	$ 59,504	$ 56,014
Accounts receivable and prepaids	32,006	14,986
Inventories	72,261	75,462
Due from non-controlling interest
[ifrs-full:CurrentAssets]	228,865
Non-current assets
Due from non-controlling interest
Account receivable
Inventories	14,926
Mineral properties, plant and equipment	842,561
[ifrs-full:NoncurrentAssets]	857,487
Total assets	1,086,352
Current liabilities
Accounts payable and accrued liabilities	62,943,000	64,730
Dividends payable	3,022
Income taxes payable
Provision for Lower Zone commitment	581
[ifrs-full:CurrentLiabilities]	66,546
Non-current liabilities
Deferred income taxes	44,871	48,580
Provision for mine closure and reclamation	33,943
[ifrs-full:NoncurrentLiabilities]	66,665
Total liabilities	133,211
Equity
Share capital	702,822
Share-based payments reserve	10,432
Retained earnings	90,540
Equity attributable to Nevsun shareholders	803,794
Non-controlling interest	149,347
Total equity	953,141
Total liabilities and equity	1,086,352
Restated [Member]
Current assets
Cash and cash equivalents		199,256,000	$ 434,340
Accounts receivable and prepaids		14,986	15,209
Inventories		75,462	77,495
Due from non-controlling interest		5,000	5,355
[ifrs-full:CurrentAssets]		294,704	532,399
Non-current assets
Due from non-controlling interest			38,825
Account receivable		388	725
Inventories		48,764	20,042
Mineral properties, plant and equipment		894,970	357,993
[ifrs-full:NoncurrentAssets]		944,122	417,585
Total assets		1,238,826	949,984
Current liabilities
Accounts payable and accrued liabilities		64,730	56,881
Dividends payable		12,053	7,991
Income taxes payable		10,090	5,385
Provision for Lower Zone commitment		6,718
[ifrs-full:CurrentLiabilities]		93,591	70,257
Non-current liabilities
Deferred income taxes		42,100	44,859
Provision for mine closure and reclamation		40,676	38,732
[ifrs-full:NoncurrentLiabilities]		82,776	83,591
Total liabilities		176,367	153,848
Equity
Share capital		700,133	407,945
Share-based payments reserve		12,775	15,796
Retained earnings		183,465	225,442
Equity attributable to Nevsun shareholders		896,373	649,183
Non-controlling interest	$ (149,347)	166,086	146,953
Total equity		1,062,459	796,136
Total liabilities and equity		$ 1,238,826	$ 949,984